Product Sales and Marketing Services Agreement (Tables)	12 Months Ended
Dec. 31, 2021
Product Sales and Marketing Services Agreement
Schedule of future minimum cash payments due to the retailer

2022	$1,000
2023	$1,000
2024	$1,000
2025	$500
Total	$3,500